Organization and Business (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Aug. 21, 2020	Nov. 30, 2020	Dec. 31, 2021	May 07, 2021	Dec. 31, 2020	Dec. 02, 2020	Dec. 01, 2020
Debt Instrument [Line Items]
Reverse stock split		1-for-500
Common stock, shares authorized			100,000,000		100,000,000	100,000,000	600,000,000
Cash and cash equivalents			$ 226,142		$ 352,738
Mosaic Immuno [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Stock exchanged, shares exchanged	630,000
Mosaic Immuno [Member] | Common Class B [Member]
Debt Instrument [Line Items]
Stock exchanged, shares exchanged	70,000
Mosaic Immuno [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Stock exchanged, shares issued	630,000
Each share of Preferred stock converts into PTSC common stock	10.194106
Mosaic Immuno [Member] | Series B Preferred Stock [Member]
Debt Instrument [Line Items]
Stock exchanged, shares issued	70,000
Each share of Preferred stock converts into PTSC common stock	11.46837
Unsecured Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Principal amount				$ 575,000